UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
Edgewood Growth Fund

Annual Report	October 31, 2010

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
TABLE OF CONTENTS

Shareholders’ Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	21
Disclosure of Fund Expenses	22
Trustees and Officers of The Advisers’ Inner Circle Fund	24
Notice to Shareholders	34
The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
Dear Shareholders:
Your Fund’s performance was 7.39% (Institutional Shares) and 7.43% (Retail Shares) for the six months ended October 31, 2010. The performance of the Russell 1000 Growth Index was 3.34%, the S&P 500 Growth Index was 3.61% and the S&P 500 Index was 0.74% in the same period of time. Looking at the trailing twelve months, the Fund appreciated by 16.95% (Institutional Shares) and 16.94% (Retail Shares). In the same trailing twelve month period, the Russell 1000 Growth Index appreciated by 19.65%, the S&P 500 Growth Index was up 17.55% and the S&P 500 Index grew 16.52%.
We wrote to you six months ago that the return to quality growth stocks had not yet occurred, but we were confident that it would. Today, we are happy to note two things. First, growth indices have been outperforming the S&P 500 over the past six months. Second, the Fund has been outperforming growth indices and the S&P 500 since we last wrote. We are pleased to report the six month numbers, but realize that our trailing twelve month return remains below our expectations. We will try to outline why our relative returns should continue to improve.
Stocks are extremely cheap relative to bonds and very attractive to past periods in the market. Right now, the earnings yield (reciprocal of the price earnings ratio) on the S&P 500 is about 7.5%, with the ten year Treasury Bond currently yielding about 2.8%. The Treasury bond yield is not growing, while earnings on the S&P 500 are expected to grow. We have not seen a ratio this favorable to stocks in 50 years. Put another way, the PE of the 10 year Treasury is 38X earnings with no growth but the prospects of a return of capital while the PE of the Edgewood portfolio is 16X with prospects of 15-20% growth.
In 1999 at the stock market’s peak, $190.5 billion flowed into equity mutual funds and $5.5 billion was withdrawn from bond funds. Eleven years later, bonds have returned about 100% and stocks have declined. In the twelve months ended September 30, 2010 there were net withdrawals from equity funds of about $34.7 billion and inflows to bond funds of over $400 billion. We think a great time to own stocks is when they are under-owned and under-appreciated, which is the case today.
We think growth stocks are especially attractive right now because growth stock valuations are very low and their growth outlook for the next several years is very good. Specifically, we expect US GDP to only grow 2-3% a year for the next several years. In such an environment, we envision overall corporate

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
earnings, as represented by the S&P 500, growing approximately 8% a year. However, the companies in the Edgewood Growth fund are expected to grow earnings per share 15-20% per year in that same environment. To us, the value of a rapid and consistently growing earnings stream is as high as we have seen in our careers. As a result, we believe we are in the early stages of quality growth stock outperformance.
We remain focused on finding you companies that fulfill the quality growth stock criteria.
Sincerely,
Edgewood Management LLC
This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Growth Index is a market capitalization weighted index consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The “S&P 500” is one of the most widely used benchmarks of U.S. equity performance.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
Comparison of Change in the Value of a $10,000 Investment in the Edgewood Growth Fund, Institutional and Retail, versus the S&P 500 Index, the S&P 500 Growth Index and the Russell 1000 Growth Index

*	Commenced operations on February 28, 2006.

**	The Fund has changed its primary benchmark from the Russell 1000 Growth Index to the S&P 500 Growth Index because the Adviser believes the S&P 500 Growth Index is more representative of the type of securities in which the Fund invests.

(1)	If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.
Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
SECTOR WEIGHTINGS (unaudited)†:

†	Percentages are based on total investments
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value
BUSINESS SERVICES — 11.7%
Cognizant Technology Solutions, Cl A*	877,292	$57,190,665
Visa, Cl A	651,003	50,888,905

		108,079,570

CONSUMER DISCRETIONARY — 18.2%
Amazon.com*	218,412	36,068,558
DIRECTV, Cl A*	988,111	42,943,304
Priceline.com*	124,126	46,771,918
Yum! Brands	843,707	41,814,119

		167,597,899

ENERGY — 6.1%
First Solar*	262,142	36,091,710
Southwestern Energy*	606,455	20,528,502

		56,620,212

FINANCIALS — 14.8%
American Express	969,807	40,208,198
CME Group, Cl A	183,587	53,175,975
T Rowe Price Group	781,106	43,171,729

		136,555,902

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 9.6%
Allergan	239,142	$17,316,272
Celgene*	850,607	52,797,177
Intuitive Surgical*	70,551	18,551,385

		88,664,834

INDUSTRIALS — 7.5%
Expeditors International of Washington	754,500	37,242,120
Quanta Services*	1,609,569	31,644,127

		68,886,247

INFORMATION TECHNOLOGY — 10.9%
Apple*	189,322	56,961,310
Oracle	1,494,588	43,940,887

		100,902,197

MATERIALS — 4.6%
Praxair	460,209	42,035,490

TELECOMMUNICATION SERVICES — 3.1%
American Tower, Cl A*	549,676	28,368,778

WIRELESS — 11.5%
Qualcomm	1,048,425	47,315,420
Research In Motion, Ltd.*	1,036,386	59,022,183

		106,337,603

TOTAL COMMON STOCK (Cost $702,934,646)		904,048,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
SHORT—TERM INVESTMENT — 1.5%

	Shares	Value
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.020% (A) (Cost $14,155,019)	14,155,019	$14,155,019

TOTAL INVESTMENTS — 99.5% (Cost $717,089,665)		$918,203,751

Percentages are based on Net Assets of $923,050,339.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2010.

Cl	Class

Ltd.	Limited
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $717,089,665)	$918,203,751
Receivable for Investment Securities Sold	4,064,675
Receivable for Capital Shares Sold	1,784,512
Dividend Receivable	464,003
Receivable from Investment Adviser	114,727
Prepaid Expenses	26,449

Total Assets	924,658,117

Liabilities:
Payable due to Adviser	762,701
Payable for Capital Shares Redeemed	141,996
Payable due to Administrator	67,386
Distribution Fees Payable (Retail Shares)	18,352
Chief Compliance Officer Fees Payable	3,232
Payable due to Trustees	2,080
Payable due to Shareholder Servicing Agent (Retail Shares)	1,795
Payable due to Custodian	505,936
Other Accrued Expenses	104,300

Total Liabilities	1,607,778

Net Assets	$923,050,339

Net Assets Consist of:
Paid-in-Capital	$873,285,984
Accumulated Net Realized Loss on Investments	(151,020,873)
Net Unrealized Appreciation on Investments	200,785,228

$923,050,339

Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($829,040,509 ÷ 76,050,160 shares)	$10.90

Net Asset Value, Offering and Redemption Price Per Share — Retail Shares ($94,009,830 ÷ 8,789,174 shares)	$10.70

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH
FUND FOR THE
YEAR ENDED
OCTOBER 31, 2010
STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$6,481,558

Total Investment Income	6,481,558

Expenses
Investment Advisory Fees	10,134,861
Administration Fees	885,795
Distribution Fees (Retail Fees)	232,475
Shareholder Servicing Fees (Retail Shares)	123,025
Chief Compliance Officer Fees	10,037
Trustees’ Fees	8,394
Transfer Agent Fees	278,910
Printing Fees	72,573
Professional Fees	67,153
Registration Fees	66,806
Custodian Fees	50,311
Insurance and Other Expenses	21,856

Total Expenses	11,952,196
Less:
Waiver of Investment Advisory Fees*	(1,460,222)
Fees Paid Indirectly	(1,250)

Net Expenses	10,490,724

Net Investment Loss	(4,009,166)

Net Realized Loss on Investments	(1,531,747)
Net Realized Gain on Foreign Currency Transactions	18,854
Net Change in Unrealized Appreciation on Investments	142,676,649

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	141,163,756

Net Increase in Net Assets Resulting from Operations	$137,154,590

*	See Note 5 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Loss	$(4,009,166)	$(3,781,621)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,512,893)	(101,951,060)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	142,676,649	169,362,673

Net Increase in Net Assets Resulting from Operations	137,154,590	63,629,992

Capital Share Transactions:(1)
Institutional Shares
Issued	323,076,355 (2)	590,752,109
Redeemed	(500,742,655)	(218,059,236)

Net Institutional Share Transactions	(177,666,300)	372,692,873

Retail Shares
Issued	75,367,779 (2)	91,900,816
Redeemed	(76,782,869)	(28,485,177)

Net Retail Share Transactions	(1,415,090)	63,415,639

Net Increase (Decrease) in Net Assets from Share Transactions	(179,081,390)	436,108,512

Total Increase (Decrease) in Net Assets	(41,926,800)	499,738,504

Net Assets:
Beginning of Year	964,977,139	465,238,635

End of Year (including accumulated net investment loss of $0 and $0, respectively)	$923,050,339	$964,977,139

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

(2)	Includes subscriptions as a result of an in-kind transfer of securities. (See Note 11).
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Institutional Shares
	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2010	2009	2008	2007	2006*
Net Asset Value, Beginning of Period	$9.32	$8.45	$13.61	$10.48	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.04)	(0.05)	(0.05)	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.62	0.92	(4.91)	3.14	0.51

Total from Operations	1.58	0.87	(4.96)	3.13	0.48

Distributions:
Net Realized Gain	—	—	(0.20)	—	—

Net Asset Value, End of Period	$10.90	$9.32	$8.45	$13.61	$10.48

Total Return†	16.95%	10.30%	(36.93)%	29.87%	4.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$829,040	$881,970	$448,470	$114,512	$24,108
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00	%**
Ratio of Expenses to Average
Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.14%	1.16%	1.20%	1.75%	3.36	%**
Ratio of Net Investment Loss to Average Net Assets	(0.36)%	(0.56)%	(0.44)%	(0.07)%	(0.50	)%**
Portfolio Turnover Rate	75%	38%	86%	64%	33	%***

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Commenced operations on February 28, 2006.

**	Annualized

***	Not Annualized

(1)	Calculated using average shares.

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Retail Shares
	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2010	2009	2008	2007	2006*
Net Asset Value, Beginning of Period	$9.15	$8.31	$13.53	$10.45	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.07)	(0.08)	(0.09)	(0.08)	(0.06)
Net Realized and Unrealized Gain (Loss)	1.62	0.92	(4.93)	3.16	0.51

Total from Operations	1.55	0.84	(5.02)	3.08	0.45

Distributions:
Net Realized Gain	—	—	(0.20)	—	—

Net Asset Value, End of Period	$10.70	$9.15	$8.31	$13.53	$10.45

Total Return†	16.94%	10.11%	(37.60)%	29.47%	4.50%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$94,010	$83,007	$16,769	$739	$19
Ratio of Expenses to Average Net Assets	1.38%	1.35%	1.50%	1.50%	1.50	%**
Ratio of Expenses to Average
Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.53%	1.51%	1.70%	1.95%	66.15	%**
Ratio of Net Investment Loss to Average Net Assets	(0.74)%	(0.93)%	(0.83)%	(0.65)%	(0.93	)%**
Portfolio Turnover Rate	75%	38%	86%	64%	33	%***

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Commenced operations on February 28, 2006.

**	Annualized

***	Not Annualized

(1)	Calculated using average shares.

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
1.	Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the Edgewood Growth Fund (the “Fund”) which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.
2.	Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2010, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that priorities the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2010, all of the Fund’s investments are Level 1. For details of the investment classification, reference the Schedule of Investments. For the year ended October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2010, there were no Level 3 securities.

For the year ended October 31, 2010, there have been no significant changes to the Fund’s fair value methodologies.

Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.
3.	Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
As of October 31, 2010, 1.68% of net assets were held by affiliated investors.
4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund’s average daily net assets. There is a minimum annual rate of $90,000 for the Fund, plus $15,000 for each additional class of shares.
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.
The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the “Plan”) for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.
The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended October 31, 2010, the Fund incurred $123,025 or 0.13%, of shareholder servicing fees.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2010, the Fund earned cash management credits of $1,250,

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
which were used to offset transfer agent expenses. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
5.	Investment Advisory:
Under the terms of an investment advisory agreement, Edgewood Management LLC (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding an amount equal to the management fees payable to the Adviser through February 28, 2011. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Retail shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to an amount equal to the sum of the management fees, and, to the extent incurred, Distribution (12b-1) fees and shareholder servicing fees, until February 28, 2011.
6.	Share Transactions:

	Year	Year
	Ended	Ended
	October 31,	October 31,
	2010	2009
Share Transactions:
Institutional
Issued	32,928,395	68,343,207
Redeemed	(51,460,175)	(26,813,413)

Net Share Transactions	(18,531,780)	41,529,794

Retail
Issued	7,902,170	10,336,347
Redeemed	(8,180,219)	(3,286,604)

Net Share Transactions	(278,049)	7,049,743

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
7.	Investment Transactions:
For the year ended October 31, 2010, the Fund made purchases of $735,757,277 and sales of $903,782,430 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government securities.
8.	Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following permanent differences, primarily attributable to net operating losses, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2010:

Increase (Decrease)	Increase (Decrease)
Undistributed Net	Accumulated Net	Increase (Decrease)
Investment Loss	Realized Loss	Paid in Capital
$4,009,166	$(18,854)	$(3,990,312)
These reclassifications had no impact on net assets or net asset value per share.

There were no dividends and distributions declared during fiscal years ended October 31, 2010 and October 31, 2009.
As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(123,944,428)
Unrealized Appreciation	173,708,783

Total Net Distributable Earnings	$49,764,355

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2010, the Fund had the following capital loss carryforwards:

Year Expiring	Amount
October 2018	$11,006,324
October 2017	83,149,985
October 2016	29,788,119
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2010 were as follows:

	Aggregate Gross	Aggregate Gross
Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$744,166,109	$182,125,558	$(8,087,916)	$174,037,642
9.	Concentration/Risks:
The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
10.	Other:
At October 31, 2010, 28% of Institutional and 89% of Retail total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
11. In-kind Transfer of Securities:
During the year ended October 31, 2010, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred to the Fund at their current value on the date of the transaction.

Transaction Date	Shares Issued	Value
April 23, 2010	118,862	$1,227,840
April 26, 2010	375,498	$3,875,137
October 06, 2010	581,017	$6,013,528
12.	Recent Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
13.	Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Edgewood Growth Fund of The Advisors’ Inner Circle Fund
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Edgewood Growth Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edgewood Growth Fund of The Advisors’ Inner Circle Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
December 22, 2010

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
DISCLOSURE OF FUND EXPENSES (Unaudited)
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Fund’s costs in two ways.
•	Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”
•	Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
DISCLOSURE OF FUND EXPENSES (Unaudited) (continued)
costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/01/10	10/31/10	Ratios	Period*

Actual Fund Return
Institutional Shares	$1,000.00	$1,073.90	1.00%	$5.23
Retail Shares	1,000.00	1,074.30	1.34	7.01

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.16	1.00%	$5.09
Retail Shares	1,000.00	1,018.45	1.34	6.82

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE (unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons” of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor.

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED BOARD MEMBERS
ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)

WILLIAM M. DORAN	Trustee	(Since 1992)
1701 Market Street
Philadelphia, PA 19103
70 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officers as of October 31, 2010.

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Global Master Fund, PLC, SEI Global Assets Fund, PLC, SEI Global Investments Fund, PLC, SEI Investments Global, Limited, SEI Investments Global Fund Services, Limited, SEI Investments (Europe), Ltd., SEI Investments Unit Trust Management (UK), Limited and SEI Global Nominee Ltd.

Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Director of SEI Investments Company and SEI Investments Distribution Co., SEI Investments Global Fund Services Global Limited, Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Investments Global Fund Services Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE (unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS

JAMES M. STOREY	Trustee	(Since 1994)
79 yrs. old

GEORGE J. SULLIVAN, JR.	Trustee	(Since 1999)
67 yrs. old

BETTY L. KRIKORIAN	Trustee	(Since 2005)
67 yrs. old

CHARLES E. CARLBOM	Trustee	(Since 2005)
76 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Chief Executive Officer, Inc. Newfound Consultants, Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Nobel Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management., since 1991.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Director of SEI Alpha Strategy Portfolios, L.P., SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s anadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. from 2008 until July, 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel to State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of Oregon Transfer Co.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE (unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON	Trustee	(Since 2005)
68 yrs. old

JOHN K. DARR	Trustee	(Since 2008)
66 yrs. old

OFFICERS
PHILIP T. MASTERSON	President	(Since 2008)
46 yrs. old

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Retired.	34	Director, Federal Agricultural Mortgage Corporation. Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE (unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served

OFFICERS (continued)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

CAROLYN F. MEAD 53 yrs. old	Vice President and Secretary	(Since 2005)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2010

Number of
Funds in
The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member

Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, LP, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003. Senior Investment Analyst, — Equity team at SEI Investments from March 2000 to February 2003.
	N/A	N/A

Attorney for SEI Investments since 2007; Associate Counsel, ICMA-RC from 2004-2007. Assistant Secretary of the VantageTrust Company in 2007. Assistant Secretary of the Vantagepoint Funds from 2006- 2007. Investigator, U.S. Department of Labor from 2002-2004.
	N/A	N/A

Counsel at SEI Investments since 2007; Associate at Stradley, Ronon, Stevens & Young from 2004-2007; Counsel at ING Variable Annuities from 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2009
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE (unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served

OFFICERS (continued)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE	Vice President	(Since 2009)
45 yrs. old

ANDREW S. DECKER	AML Officer	(Since 2008)
47 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
OCTOBER 31, 2009

Number of
Funds in
The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer and Product Manager of SEI Investments since 2005. Vice President, Old Mutual Capital from 2000 to 2005.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders that do not have an October 31, 2010, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2010, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2010, the Fund is designating the following items with regard to distributions paid during the year.

Qualifying
for
Return	Ordinary	Long Term	Corporate	Dividends
of	Income	Capital Gain	Total	Received
Capital	Distributions	Distributions	Distributions	Deduction (1)
0.00%	0.00%	0.00%	0.00%	0.00%

Foreign Investors
Qualifying	U.S.	Interest	Short-Term
Dividend	Government	Related	Capital Gain
Income (2)	Interest (3)	Dividends (4)	Dividends (5)
0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — Edgewood Growth Fund who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.
The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending October 31, 2010. Complete information will be computed and reported with your 2010 Form 1099-DIV.

NOTES

NOTES

NOTES

Edgewood Growth Fund
P.O. Box 219009
Kansas City, MO 64121-9009
1-800-791-4226
Investment Adviser:
Edgewood Management LLC
350 Park Avenue 18th Floor
New York, New York 10022-6057
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Fund.
EMC-AR-001-0500

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
					All other fees			All other fees
				All fees and	and services		All fees and	and services
			All fees and	services to	to service	All fees and	services to	to service
			services to	service	affiliates that	services to	service	affiliates that
			the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
			were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
			approved	approved	approval	approved	approved	approval
(a	)	Audit Fees	$211,890	$0	$0	$244,818	$0	$0
(b	)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c	)	Tax Fees	$55,000	$0	$0	$0	$0	$0
(d	)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
					All other fees			All other fees
				All fees and	and services		All fees and	and services
			All fees and	services to	to service	All fees and	services to	to service
			services to	service	affiliates that	services to	service	affiliates that
			the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
			were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
			approved	approved	approval	approved	approved	approval
(a	)	Audit Fees	$259,524	N/A	N/A	$245,808	N/A	N/A
(b	)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c	)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d	)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.0%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010

By (Signature and Title)*	/s/ Michael Lawson

Michael Lawson, Treasurer,
Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.